SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Nov. 27, 2020
Temporary Equity, Shares outstanding	23,000,000	23,000,000
Unrecognized tax benefits	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	0	0
Federal depository insurance coverage	250,000	$ 250,000
Cash and cash equivalents	$ 1,659,434
Public Offering
Number of warrants issued	11,500,000
Private placement warrants
Number of warrants issued	8,900,000
Class A ordinary shares
Temporary Equity, Shares outstanding	23,000,000	23,000,000
Class A ordinary shares | Private placement warrants
Purchase of aggregate shares	20,400,000
Class A ordinary shares subject to redemption
Temporary Equity, Shares outstanding	23,000,000	23,000,000
Class A ordinary shares subject to redemption | Public Offering
Temporary Equity, Shares outstanding			23,000,000